(16) Preferred Stock: Convertibility (Details)	1 Months Ended	9 Months Ended
	Feb. 28, 2013	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Details
Common shares issued for each share of Series D Preferred stock		30
Exchange Offer Exchange Description		The shareholders were entitled to exchange their shares of Series D Preferred at a premium over the current conversion rate of 30 shares of common stock per Series D Preferred share as follows: 15 shares for each $1,000 of original price paid, 10 shares for each $676 of original price paid, and 8 shares for each $500 of original price paid.
Exchange Offer Number of Series D Preferred Shares	46,095	48,295
Exchange Offer Number of Series D Preferred Converted to Common Stock Shares	1,828,283	1,894,283
Series D 8% dividend, convertible, voting - shares outstanding		468	48,763	44,845